TERM DEBT - BDC Term Loan (Details Textuals 1)	9 Months Ended		12 Months Ended		9 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2011 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Sep. 30, 2012 APEX BDC Capital Inc. ("BDC") Term credit facility USD ($)	Sep. 30, 2012 APEX BDC Capital Inc. ("BDC") Term credit facility CAD	Jun. 04, 2012 APEX BDC Capital Inc. ("BDC") Term credit facility USD ($)	Jun. 04, 2012 APEX BDC Capital Inc. ("BDC") Term credit facility CAD
Line of Credit Facility [Line Items]
Term facility amount							$ 1,632,000	1,700,000
Percent equal to principal amount outstanding under the Term Loan					12.00%	12.00%
Debt Instrument Interest Extention Period					1 year	1 year
Line of credit facility extension fee percentage					2.00%	2.00%
Line of credit facility additional periodic interest payment						20,000
Percentage of Apex's free cash flow for mandatory repayments of term loan					50.00%	50.00%
Maximum annual cash flow sweep						425,000
Estimated amount of term loan under mandatory repayments					20,000
Paid financing costs	$ 296,060	$ 108,639	$ 108,639	$ 159,176	$ 70,000